Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
During 2020 and 2019, the Company declared and paid to EXOR Nederland N.V. common share dividends totaling $50 million and $199 million, respectively.
In the normal course of its underwriting activities, the Company has entered into reinsurance agreements with companies affiliated with the Company.
In the normal course of its investment operations, the Company bought or held securities of companies affiliated with the Company, including the following:
•In 2018, the Company entered into an agreement with Exor to invest in a newly formed limited partnership, Exor Seeds L.P. At December 31, 2020 and 2019, the carrying value of the Company's investment in the limited partnership was $51 million and $32 million, respectively, with the increase during 2020 and 2019 driven primarily by additional capital contributions. This investment is accounted for using the equity method and is included within Other invested assets in the Consolidated Balance Sheets.
•In 2017, the Company invested $500 million in two Exor managed public equity funds. At December 31, 2020 and 2019, the carrying value of these investments totaled $1,039 million and $948 million, respectively. These investments are recorded at fair value and are included within Equities in the Consolidated Balance Sheets. Net realized and unrealized investment gains related to these funds of $91 million, $385 million, and $12 million were recorded in the Consolidated Statements of Operations for the years ended December 31, 2020, 2019 and 2018, respectively.
•In 2016, the Company purchased a 36% shareholding in Almacantar from Exor. Refer to Note 4(f) for a discussion of the Company's interest in Almacantar.
During the years ended December 31, 2020, 2019 and 2018, the Company was a party to various agreements with Exor whereby Exor provides services in exchange for fees as follows:
•advisory services related to certain real estate investments where the Company paid approximately $310 thousand, $221 thousand and $45 thousand for services rendered in 2020, 2019 and 2018, respectively
•investment advisory services and use of certain office space, where the Company paid $259 thousand, $254 thousand and $273 thousand related to services provided in 2020, 2019 and 2018, respectively
•certain advisory services for a fixed annual fee of $500 thousand in 2020, 2019 and 2018.
Subsequent to year end, the Company entered into a consulting services agreement with Exor Capital LLP effective April 1, 2021 related to certain investments such as alternative fixed income, real estate, public equity and private equity funds as well as co-invest opportunities.
The transactions between related parties discussed above were entered into at arm's-length.